Other current and non-current non-financial assets - Reimbursements for Exploration and Evaluation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Metallic/Non-Metallic
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	$ 50,844	$ 36,327
Metallic/Non-Metallic | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	50,844	36,327
Non Metallic Exploration | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	13,803	11,417
Metallic Exploration | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	$ 37,041	$ 24,910